Provision for de-characterization of dam structures and asset retirement obligations (Tables)	6 Months Ended
Jun. 30, 2025
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Schedule of provision for effects in income statements

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2025	2024	2025	2024
De-characterization of upstream geotechnical structures	25(a)	56	70	65	131
Obligation for asset decommissioning	25(b)	(4)	19	(12)	32
Environmental obligations	25(b)	–	–	–	(22)
Total		52	89	53	141

Schedule of changes in the provisions, de-characterization of dam structures located in Brazil

	Notes	De-characterization of upstream geotechnical structures (i)	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2024		2,213	3,106	444	5,763
Revision to estimates - amounts for closed plants charged to the income statement		(65)	12	–	(53)
Revision to estimates – capitalized value for operational plants		–	33	4	37
Disbursements		(162)	(85)	(77)	(324)
Monetary and present value adjustments		89	70	16	175
Transfer to assets held for sale	15(a)	–	(2)	(22)	(24)
Translation adjustments		292	287	48	627
Balance as of June 30, 2025		2,367	3,421	413	6,201

(i) The cash flow for de-characterization projects are estimated for a period up to 13 years and were discounted to present value at an annual rate in real terms, which decreased from 7.36% to 6.97%.

Schedule of changes in the provision of asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Liability by geographical area
Brazil	2,010	1,784	6.95%	7.38%	2132	2132
Canada	1,548	1,520	1.59%	1.44%	2152	2152
Oman	142	142	3.70%	3.66%	2035	2035
Other regions	134	104	2.55%	2.77%	-	-
	3,834	3,550
Operating plants	2,815	2,509
Closed plants	1,019	1,041
	3,834	3,550